SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2016
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 10: -	SELECTED STATEMENTS OF OPERATIONS DATA

a.	The Company applies ASC 280, "Segment Reporting". The Company operates in one reportable segment (see also Note 1 for a brief description of the Company's business).

b.	The following table presents total revenues for the years ended December 31, 2016, 2015 and 2014 and long-lived assets as of December 31, 2016, 2015 and 2014:

1.	Revenues from sales to unaffiliated customers:

	Year ended December 31,
	2016	2015	2014

North America	$19,167	$1,018	$1,922
Europe	946	1,204	3,189
Asia (Excluding Philippines)	355	576	847
Philippines	4,959	8,071	3,544
South America (Excluding Brazil)	785	2,456	4,235
Brazil	2,496	3,487	6,448
Other (Including Israel)	802	1,861	3,451

	$29,510	$18,673	$23,636

Total revenues are attributed to geographic areas based on the location of the end-customer.

2.	Property and equipment, net, by geographic areas:

	Year ended December 31,
	2016	2015

Israel	$1,422	$339
Other	94	45

	$1,516	$384

3.	Major customer data as a percentage of total revenues:

In 2016, the Company had two customers in the United States and the Philippines that amounted 62% and 17%, respectively, of the total consolidated revenues. In 2015, the Company had two customers in the Philippines and Brazil that amounted to 43% and 14%, respectively, of the total consolidated revenues. In 2014, the Company had three customers in Brazil, the Philippines and Israel that amounted to 22%, 15% and 12%, respectively, of the total consolidated revenues.

c.	Financial expenses, net:

	Years ended December 31,
	2016	2015	2014

Financial Income:
Interest income	$489	$229	$170
Foreign currency exchange gain	424	36	193

	913	265	363

Financial expenses:
Interest and bank charges	(23)	(23)	(40)
Foreign currency exchange loss	(74)	(675)	(655)

	(97)	(698)	(695)

	$816	$(433)	$(332)

d.	Net income (loss) per share:

The following table sets forth the computation of basic and diluted net income (loss) per share:

	Years ended December 31,
	2016	2015	2014

Numerator:

Numerator for basic net income (loss) per share	$1,915	$(923)	$726

Effect of dilutive securities:
Options and warrants issued to grantees and investors, respectively	-	-	-

Numerator for dilutive net income (loss) per share	$1,915	$(923)	$726

Denominator:

Denominator for dilutive net income (loss) per share - weighted average number of Ordinary Shares	10,406,897	8,572,681	8,088,974

Effect of dilutive securities:
Options and warrants issued to grantees and investors, respectively	372,650	-	503,413

Denominator for diluted net income (loss) per share - adjusted weighted average number of Ordinary Shares	10,779,547	8,572,681	8,592,387